Summary of Significant Accounting Policies and Basis of Presentation (as restated) - Restatement on the audited balance sheet (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 22, 2020	Sep. 30, 2020	Sep. 22, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total assets	$ 71,810,102			$ 59,665,048					$ 47,919,753
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020	323,161,613			325,200,758					282,185,326
Common stock	99			99					99
Additional paid-in capital	10,567,654			6,982,996					6,045,644
Accumulated deficit	(345,726,458)			(315,425,489)					(280,988,910)
TOTAL STOCKHOLDERS' DEFICIT	(335,158,705)	$ (330,540,543)		(308,442,394)		$ (301,189,314)		$ (292,760,211)	(274,943,167)	$ (210,774,713)	$ (162,771,996)
Total Liabilities, Class A common stock subject to possible redemption and Stockholders' Deficit	$ 71,810,102			$ 59,665,048					$ 47,919,753
Preferred stock, shares issued	42,383,516			42,383,516
Seven Oaks Acquisition Corp
Total assets	$ 259,841,890	260,319,739	$ 260,975,173	$ 261,273,723	$ 262,064,501
Total liabilities	16,779,693	23,289,058		22,625,604	19,428,035
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020		258,750,000	258,750,000
Preferred stock
Accumulated deficit	(15,688,450)	(21,719,966)	(15,457,535)	(20,102,528)	(16,114,181)
TOTAL STOCKHOLDERS' DEFICIT	(15,687,803)	(21,719,319)	(15,456,888)	(20,101,881)	(16,113,534)		$ 0
Total Liabilities, Class A common stock subject to possible redemption and Stockholders' Deficit	259,841,890	$ 260,319,739	$ 260,975,173	261,273,723	262,064,501
Preferred stock, shares issued			25,875,000
Class A Common Stock Subject to Redemption | Seven Oaks Acquisition Corp
Total liabilities			$ 17,682,061
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020	$ 258,750,000			$ 258,750,000
Temporary equity, share price	$ 10.00			$ 10.00
Preferred stock, shares issued	25,875,000	25,875,000		25,875,000
Class B Common Stock | Seven Oaks Acquisition Corp
Common stock	$ 647	$ 647	647	$ 647	647
As Previously Reported | Seven Oaks Acquisition Corp
Total assets		260,319,739	260,975,173	261,273,723	262,064,501
Total liabilities		23,289,058		210,349	903,035
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020		232,030,680	238,293,110
Preferred stock
Additional paid-in capital		10,834,267	4,571,900	5,158,732	5,060,642
Accumulated deficit		(5,835,181)	427,250	(159,402)	(61,309)
TOTAL STOCKHOLDERS' DEFICIT		(20,101,889)	(20,101,888)	5,000,004	5,000,006
Total Liabilities, Class A common stock subject to possible redemption and Stockholders' Deficit		260,319,739	$ 260,975,173	261,273,723	262,064,501
Preferred stock, shares issued			23,829,311
As Previously Reported | Class A Common Stock | Seven Oaks Acquisition Corp
Common stock		268	$ 205	27	26
As Previously Reported | Class A Common Stock Subject to Redemption | Seven Oaks Acquisition Corp
Total liabilities			17,682,061
Common stock		$ 2,671,932	2,045,689
Preferred stock, shares issued		23,203,068
As Previously Reported | Class B Common Stock | Seven Oaks Acquisition Corp
Common stock		$ 647	647	$ 647	$ 647
Restatement Adjustment | Seven Oaks Acquisition Corp
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020		26,719,320	20,456,890
Additional paid-in capital		(10,834,267)	(4,571,900)
Accumulated deficit		(15,884,785)	(15,884,785)
TOTAL STOCKHOLDERS' DEFICIT		(1,617,430)	$ (20,456,890)
Preferred stock, shares issued			2,045,689
Restatement Adjustment | Class A Common Stock | Seven Oaks Acquisition Corp
Common stock		(268)	$ (205)
Restatement Adjustment | Class A Common Stock Subject to Redemption | Seven Oaks Acquisition Corp
Common stock		$ (2,671,932)	$ (2,045,689)
Preferred stock, shares issued		2,671,932